UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-08243

Direxion Funds

1301 Avenue of the Americas (6th Ave.), 28th Floor

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

1-800-851-0511

Date of fiscal year end: October 31, 2017

Date of reporting period:  July 31, 2017

Item 1. Schedule of Investments.

Direxion Indexed Commodity Strategy Fund (Consolidated)
Schedule of Investments (Unaudited)
July 31, 2017

Fair Value
No reportable investments.

TOTAL INVESTMENTS (Cost $0) - 0.0%	$-
Other Assets in Excess of Liabilities - 100.0%(a)	43,822,361
TOTAL NET ASSETS - 100.0%	$43,822,361

Percentages are stated as a percent of net assets.
(a) $1,118,425 of cash is pledged as collateral for futures contracts.

Long Futures Contracts (Unaudited)
July 31, 2017

		Unrealized
		Appreciation/
Contracts		(Depreciation)
107	Copper Futures (b)
	Expiring September 2017 (Underlying Face Amount at Market Value $7,734,763)	$51,761

268	Corn Futures(b)
	Expiring March 2018 (Underlying Face Amount at Market Value $5,309,750)	(365,008)

89	Gold Futures(b)
	Expiring December 2017 (Underlying Face Amount at Market Value $11,333,260)	110,026

129	Wheat Futures(b)
	Expiring March 2018 (Underlying Face Amount at Market Value $3,358,838)	(425,361)

		$(628,582)

(b) Contracts held by Direxion CTS Fund.

Direxion Indexed Managed Futures Strategy Fund (Consolidated)
Schedule of Investments (Unaudited)
July 31, 2017
		Fair Value
	No reportable investments.

	TOTAL INVESTMENTS (Cost $0) - 0.0%	$-
	Other Assets in Excess of Liabilities - 100.0%(a)	14,609,413
	TOTAL NET ASSETS - 100.0%	$14,609,413

Percentages are stated as a percent of net assets.
(a) $957,924 of cash is pledged as collateral for futures contracts.

Long Futures Contracts (Unaudited)
July 31, 2017
		Unrealized
		Appreciation/
Contracts		(Depreciation)
15	Australian Dollar Futures
	Expiring September 2017 (Underlying Face Amount at Market Value $1,199,100)	$26,643

11	British Pound Futures
	Expiring September 2017 (Underlying Face Amount at Market Value $908,669)	15,359

15	Canadian Dollar Futures
	Expiring September 2017 (Underlying Face Amount at Market Value $1,205,400)	50,072

35	Copper Futures(b)
	Expiring September 2017 (Underlying Face Amount at Market Value $2,530,063)	16,931

88	Corn Futures(b)
	Expiring March 2018 (Underlying Face Amount at Market Value $1,743,500)	(119,853)

8	Euro FX Futures
	Expiring September 2017 (Underlying Face Amount at Market Value $1,186,050)	54,520

30	Gold Futures(b)
	Expiring December 2017 (Underlying Face Amount at Market Value $3,820,200)	37,087

9	Japanese Yen Futures
	Expiring September 2017 (Underlying Face Amount at Market Value $1,022,738)	(6,109)

24	U.S. 5 Year T-Note Futures
	Expiring September 2017 (Underlying Face Amount at Market Value $2,835,563)	660

15	U.S. 10 Year T-Note Futures
	Expiring September 2017 (Underlying Face Amount at Market Value $1,888,359)	(56)

6	U.S. Long T-Bond Futures
	Expiring September 2017 (Underlying Face Amount at Market Value $917,813)	2,134

42	Wheat Futures(b)
	Expiring March 2018 (Underlying Face Amount at Market Value $1,093,575)	(138,490)

		$(61,102)

Direxion Indexed Managed Futures Strategy Fund (Consolidated)
Short Futures Contracts (Unaudited)
July 31, 2017
		Unrealized
		Appreciation/
Contracts		(Depreciation)
51	Cotton No. 2 Futures(b)
	Expiring December 2017 (Underlying Face Amount at Market Value $1,755,930)	$53,104

22	Gasoline RBOB Futures(b)
	Expiring September 2017 (Underlying Face Amount at Market Value $1,549,178)	(138,590)

24	NY Harbor Ultra-Low Sulfur Diesel Futures(b)
	Expiring December 2017 (Underlying Face Amount at Market Value $1,685,779)	(144,232)

33	Natural Gas Futures(b)
	Expiring January 2018 (Underlying Face Amount at Market Value $1,047,090)	30,236

23	Silver Futures(b)
	Expiring September 2017 (Underlying Face Amount at Market Value $1,930,390)	(101,976)

52	Soybean Futures(b)
	Expiring September 2017 (Underlying Face Amount at Market Value $2,598,700)	(15,795)

66	Sugar No. 11 Futures(b)
	Expiring March 2018 (Underlying Face Amount at Market Value $1,153,152)	130,434

14	U.S. Dollar Index Futures
	Expiring September 2017 (Underlying Face Amount at Market Value $1,298,052)	52,378

27	WTI Crude Oil Futures(b)
	Expiring September 2017 (Underlying Face Amount at Market Value $1,354,590)	(135,911)

		$(270,352)

(b) Contracts held by Direxion MFS Fund.

Direxion Indexed CVT Strategy Fund
Schedule of Investments (Unaudited)
July 31, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 38.0%
6,560	iShares iBoxx $ High Yield Corporate Bond ETF	$583,250
	TOTAL INVESTMENT COMPANIES (Cost $552,695)	$583,250

SHORT TERM INVESTMENTS - 20.6%
Money Market Funds - 20.6%
316,000	Fidelity Institutional Money Market Funds - Government Portfolio, 0.91%(a)	$316,000
	TOTAL SHORT TERM INVESTMENTS (Cost $316,000)(b)	$316,000

	TOTAL INVESTMENTS (Cost $868,695) - 58.6%	$899,250
	Other Assets in Excess of Liabilities - 41.4%	634,098
	TOTAL NET ASSETS - 100.0%	$1,533,348

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at July 31, 2017.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $316,000.

Long Equity Swap Contracts (Unaudited)
July 31, 2017

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	iShares 3-7 Year Treasury Bond ETF	1,596	$196,860	(1.579)%	3/6/2018	$713
Credit Suisse International	iShares Russell 2000 ETF	3,468	480,925	(1.229)%	3/6/2018	11,122
Credit Suisse International	iShares iBoxx $ Investment Grade Corporate Bond ETF	2,669	317,094	(1.579)%	3/6/2018	7,102
Credit Suisse International	SPDR S&P 500 ETF Trust	1,472	352,581	(1.579)%	3/6/2018	11,036
			$1,347,460			$29,973

The unaudited cost basis of investments for federal income tax purposes at July 31, 2017 was as follows*:

	Direxion Indexed Commodity Strategy Fund (Consolidated)	Direxion Indexed Managed Futures Strategy Fund (Consolidated)	Direxion Indexed CVT Strategy Fund
Cost of investments	$0	$0	$868,695
Gross unrealized appreciation	0	0	30,555
Gross unrealized depreciation	(0)	(0)	(0)
Net unrealized appreciation/(depreciation)	$0	$0	$30,555

*Because tax adjustments are calculated annually at the end of the Funds' fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Funds' most recent annual report.

VALUATION MEASUREMENTS (Unaudited)

The Funds follow adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period.
These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 - Significant unobservable inputs (including Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund's net assets as of July 31, 2017:

Direxion Indexed Commodity Strategy Fund (Consolidated)
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$(628,582)	$-	$-	$(628,582)

Direxion Indexed Managed Futures Strategy Fund (Consolidated)
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$(331,454)	$-	$-	$(331,454)

Direxion Indexed CVT Strategy Fund
	Level 1	Level 2	Level 3	Total
Short Term Investments	$316,000	$-	$-	$316,000
Investment Companies-Fixed Income	583,250	-	-	583,250
Other Financial Instruments*	-	29,973	-	29,973

For further detail on each asset class, see Schedules of Investments.

* Other financial instruments are derivative instruments not reflected in the Schedules of Investments, such as futures and swap contracts.
Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2. Controls and Procedures.

(a)
The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Direxion Funds

By (Signature and Title  /s/Eric W. Falkeis
                                           Eric W. Falkeis,
                                           Principal Executive Officer

Date                           September 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/  Eric W. Falkeis
                                              Eric W. Falkeis,
                                              Principal Executive Officer

Date                             September 28, 2017

By (Signature and Title)* /s/ Patrick J. Rudnick
                                              Patrick J. Rudnick,
                                              Principal Financial Officer, Treasurer

Date                             September 28, 2017

* Print the name and title of each signing officer under his or her signature.